Concentration of Major Customers and Suppliers - Schedule of Customers Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Customers Total Revenues [Line Items]
Net revenues	$ 1,660,833
Percentage of net revenue	15.00%
Customer B [Member]
Schedule of Customers Total Revenues [Line Items]
Net revenues		$ 2,956,966
Percentage of net revenue		27.40%
Customer C [Member]
Schedule of Customers Total Revenues [Line Items]
Net revenues		$ 1,105,385
Percentage of net revenue		10.20%
Customer D [Member]
Schedule of Customers Total Revenues [Line Items]
Net revenues			$ 2,853,920
Percentage of net revenue			20.40%
Customer [Member]
Schedule of Customers Total Revenues [Line Items]
Net revenues	$ 1,660,833	$ 4,062,351	$ 2,853,920
Percentage of net revenue	15.00%	37.60%	20.40%